Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
		December 31,	December 31,
	Useful life	2019	2018
Wi-Fi equipment	3 Years	$6,800,967	$9,003,392
Vehicles	5 Years	110,384	3,520
Office and other equipment	3 – 5 Years	269,189	213,601
		7,180,540	9,220,513
Less: accumulated depreciation and impairment		(6,591,659)	(8,322,506)
		$588,881	$898,007